UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2019 to August 16, 2019

Commission File Number of issuing entity:  333-227446-01

Central Index Key Number of issuing entity:  0001758882

Morgan Stanley Capital I Trust 2018-H4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227446

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4096509
38-4096510
38-7206272
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 16, 2019 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2018-H4.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Argentic Real Estate Finance LLC, Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC), KeyBank National Association and Cantor Commercial Real Estate Lending, L.P. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2018-H4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 18, 2019 to August 16, 2019.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 14, 2019. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on August 13, 2019. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Starwood Mortgage Capital LLC filed its most recent Form ABS-15G on February 7, 2019. The CIK number for Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC) is 0001548405.

KeyBank National Association filed its most recent Form ABS-15G on February 13, 2019. The CIK number for KeyBank National Association is 0001089877.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G on February 11, 2019. The CIK number for Cantor Commercial Real Estate Lending, L.P. is 0001558761.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 3, 2019 under Commission File No. 333-227446-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 3, 2019 under Commission File No. 333-227446-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2018-H4, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	07/17/2019	$437,903.78
Current Distribution Date	08/16/2019	$199,197.06

REO Account
Prior Distribution Date	07/17/2019	$0.00
Current Distribution Date	08/16/2019	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2018-H4, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	07/17/2019	$5,827.76
Current Distribution Date	08/16/2019	$6,020.40

Interest Reserve Account
Prior Distribution Date	07/17/2019	$0.00
Current Distribution Date	08/16/2019	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	07/17/2019	$0.00
Current Distribution Date	08/16/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2018-H4, relating to the August 16, 2019 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 3, 2019 under Commission File No. 333-227446-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 3, 2019 under Commission File No. 333-227446-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: September 3, 2019